CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION	6 Months Ended
Jun. 30, 2013
CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION [Abstract]
CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION
NOTE 8:	CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION

The Group applies ASC 280, "Segment Reporting" ("ASC 280"). Segments are managed separately and information on operating segments: see Note 1a.

a.	Information on the reportable segments:

1.	The measurement of the reportable operating segments is based on the same accounting principles applied in these financial statements.

2.	Financial data relating to reportable operating segments:

	Six months ended June 30, 2013 (unaudited)
	Commercial	Defense	Services	Total

Revenues	73,409	25,076	64,548	163,033
Cost of Revenues	50,315	16,150	46,905	113,370

Gross profit	23,094	8,926	17,643	49,663

R&D expenses:
Expenses incurred	8,734	6,042	-	14,776
Less - grants	462	402	-	864

	8,272	5,640	-	13,912

Selling and marketing	11,888	4,059	5,075	21,022
General and administrative	4,810	3,717	8,034	16,561

Operating income (loss)	(1,876)	(4,490)	4,534	(1,832)
Financial expenses, net				(3,449)
Loss before taxes				(5,281)
Taxes on income				1,051
Net loss				(6,332)

Depreciation and amortization expenses	2,491	4,213	4,504	11,208

	Six months ended June 30, 2012 (unaudited)
	Commercial	Defense	Services	Total

Revenues	68,585	28,351	64,990	161,926
Cost of Revenues	42,459	20,971	46,778	110,208

Gross profit	26,126	7,380	18,212	51,718

R&D expenses:
Expenses incurred	10,031	6,544	-	16,575
Less - grants	1,194	490	-	1,684

	8,837	6,054	-	14,891

Selling and marketing	11,643	4,612	4,496	20,751
General and administrative	5,455	1,900	8,919	16,274

Operating income (loss)	191	(5,186)	4,797	(198)
Financial expenses, net				(2,015)
Loss before taxes				(2,213)
Tax benefit				(2)
Net loss				(2,211)

Depreciation and amortization expenses	2,486	4,793	3,419	10,698

b.	Revenues by geographic areas:

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers, and in accordance with ASC 280, are as follows:

	Six months ended
	June 30,
	2013	2012
	Unaudited

United States	$48,190	$54,823
Latin America	47,448	54,719
Asia and Asia Pacific	50,830	37,468
Africa	5,104	4,857
Europe	11,461	10,059

	$163,033	$161,926

c.
One major customer located in Asia Pacific accounted for 17% of the total consolidated revenues for the six months ended June 30, 2013 and 12% of the total consolidated revenues for the six months ended June 30, 2012.

d.	The Group's long-lived assets are located as follows:

	June 30,	December 31,
	2013	2012
	Unaudited

Israel	$69,438	$71,283
United States	4,486	4,174
Latin America	8,641	9,693
Europe	9,083	9,059
Other	491	518

	$92,139	$94,727